Investments (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of subsidiaries [line items]
Beginning balance	R$ (37,783)	R$ 305,514
Net income (loss)	(675)	(10,261)
Other comprehensive income	417	(142)
Dividends		(33,695)
Distribution of dividends with retained earnings		299,199
Gains (losses) on disposals of investments		(299,199)
Ending balance	(38,041)	(37,783)
Compagas [Member]
Disclosure of subsidiaries [line items]
Beginning balance	0	255,677
Net income (loss)	0	23,823
Other comprehensive income	0	0
Dividends		(33,695)
Distribution of dividends with retained earnings		245,805
Ending balance	0	0
Elejor
Disclosure of subsidiaries [line items]
Beginning balance	(37,783)	(10,841)
Net income (loss)	(675)	(26,800)
Other comprehensive income	417	(142)
Dividends		0
Distribution of dividends with retained earnings		0
Ending balance	(38,041)	(37,783)
U E G Araucaria [Member]
Disclosure of subsidiaries [line items]
Beginning balance	0	60,678
Net income (loss)	0	(7,284)
Other comprehensive income	0	0
Dividends		0
Distribution of dividends with retained earnings		(53,394)
Ending balance	R$ 0	R$ 0